Commitments and Contingencies (Details) - USD ($)		12 Months Ended
	Nov. 12, 2020	Dec. 31, 2021
Commitments and Contingencies (Details) [Line Items]
Underwriters compensation	$ 653,250
Representative warrant description	The Company initially estimated the fair value of the Representative’s Warrants at $424,270 using the Monte Carlo simulation model. As of December 31, 2021, the fair value of the Representative’s Warrant granted to the underwriters is estimated to be $107,779 using the following assumptions: (1) expected volatility of 6.5%, (2) risk-free interest rate of 1.29% and (3) expected life of 5.39 years. The expected volatility was determined by the Company based on the historical volatilities of a set of comparative special purpose acquisition companies (“SPAC”), and the risk-fee interest rate was determined by reference to the U.S. Treasury yield curve in effect for time period equals to the expected life of the Representative’s Warrant.
Cash underwriting discount	1.75%
Gross proceeds from issuance proposed public offering	$ 1,575,000
Percentage of advisory fee		2.75%
Payable to representative at closing balance		$ 2,475,000
Open market purchases, description		Our sponsor entered into an agreement in accordance with the guidelines of Rule 10b5-1 under the Exchange Act, to place limit orders, through ED&F Man Capital Markets Inc., an independent broker-dealer registered under Section 15 of the Exchange Act which is not affiliated with us nor part of the underwriting or selling group, to purchase an aggregate of up to 3,750,000 of our rights in the open market at market prices, and not to exceed $0.20 per right during the period commencing on the later of (i) December 10, 2020, the date separate trading of the rights commenced or (ii) sixty calendar days after the end of the “restricted period” under Regulation M, continuing until the date that was the earlier of (a) November 9, 2021 and (b) the date that we announced that we had entered into a definitive agreement in connection with our initial business combination, or earlier in certain circumstances as described in the limit order agreement. The limit orders required such members of our sponsor to purchase any rights offered for sale (and not purchased by another investor) at or below a price of $0.20, until the earlier of (x) the expiration of the buyback period or (y) the date such purchases reach 3,750,000 rights in total.
Purchase of additional market shares (in Shares)		1,250,000
Market share price (in Dollars per share)	$ 0.2	$ 0.2
Consideration amount		$ 400,000,000
Per share value (in Dollars per share)		$ 10
Class A Ordinary Shares [Member]
Commitments and Contingencies (Details) [Line Items]
Issuance of underwriter shares (in Shares)	75,000
Price per share (in Dollars per share)	$ 0.01
Class A Ordinary Shares [Member] | Warrant [Member]
Commitments and Contingencies (Details) [Line Items]
Purchase of warrant (in Shares)	450,000